Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000125239
Shareholder Report [Line Items]
Fund Name	Empiric Fund
Class Name	Class A
Trading Symbol	EMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Empiric Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.
Additional Information Phone Number	(888) 839-7424
Additional Information Website	https://www.empiricfunds.com/index.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	2.19%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Empiric Fund
Without Load	-5.19%	0.65%	15.76%	6.86%
With Load	-10.64%	-5.14%	14.40%	6.23%
MSCI U.S. Small Cap Index	-7.11%	-2.60%	15.45%	7.37%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,307,711
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 125,102
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,307,711
Number of Portfolio Holdings	44
Advisory Fee	$125,102
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.7%
Money Market Funds	16.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.2%
Materials	1.5%
Communications	2.3%
Energy	2.9%
Financials	5.7%
Consumer Discretionary	7.9%
Health Care	11.2%
Consumer Staples	14.5%
Money Market Funds	18.4%
Industrials	22.2%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Consolidated, Inc.	7.6%
Fair Isaac Corporation	5.9%
CommVault Systems, Inc.	4.7%
LPL Financial Holdings, Inc.	4.5%
United Rentals, Inc.	4.0%
Agilysys, Inc.	3.9%
Quanta Services, Inc.	3.7%
Casey's General Stores, Inc.	3.6%
BJ's Wholesale Club Holdings, Inc.	3.3%
Lincoln Electric Holdings, Inc.	2.8%

C000125240
Shareholder Report [Line Items]
Fund Name	Empiric Fund
Class Name	Class C
Trading Symbol	EMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Empiric Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.
Additional Information Phone Number	(888) 839-7424
Additional Information Website	https://www.empiricfunds.com/index.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	2.94%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Empiric Fund	-5.54%	-0.09%	14.90%	6.06%
MSCI U.S. Small Cap Index	-7.11%	-2.60%	15.45%	7.37%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,307,711
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 125,102
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,307,711
Number of Portfolio Holdings	44
Advisory Fee	$125,102
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.7%
Money Market Funds	16.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.2%
Materials	1.5%
Communications	2.3%
Energy	2.9%
Financials	5.7%
Consumer Discretionary	7.9%
Health Care	11.2%
Consumer Staples	14.5%
Money Market Funds	18.4%
Industrials	22.2%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Consolidated, Inc.	7.6%
Fair Isaac Corporation	5.9%
CommVault Systems, Inc.	4.7%
LPL Financial Holdings, Inc.	4.5%
United Rentals, Inc.	4.0%
Agilysys, Inc.	3.9%
Quanta Services, Inc.	3.7%
Casey's General Stores, Inc.	3.6%
BJ's Wholesale Club Holdings, Inc.	3.3%
Lincoln Electric Holdings, Inc.	2.8%